Average Annual Total Returns	12 Months Ended
Nov. 30, 2011
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.96%
Five Years	4.41%
Ten Years	4.91%
Inception Date	Feb. 03, 1988
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.04%
Five Years	4.49%
Ten Years	4.98%
Inception Date	May 14, 2001
Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.05%
Five Years	1.23%
Ten Years	1.49%
Inception Date	Feb. 03, 1988
Return After Taxes on Distributions | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.96%
Five Years	4.41%
Ten Years	4.86%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.95%
Five Years	4.37%
Ten Years	4.83%
New Jersey Tax-Exempt Money Market Funds Average | Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.01%
Five Years	1.00%
Ten Years	1.14%
Barclays Capital Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.60%
Five Years	5.02%
Ten Years	none
Barclays Capital NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.60%
Five Years	5.02%
Ten Years	none
Spliced NJ Long-Term Tax Exempt Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.60%
Five Years	5.02%
Ten Years	5.54%
Spliced NJ Long-Term Tax Exempt Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.60%
Five Years	5.02%
Ten Years	5.54%